Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Trade and Other Payables [Line Items]
Summary of Trade and Other Payables

Trade and Other Payables are composed of the following:

	2022	2021
Trade Payables	395,134	269,227
Accrued Liabilities	5,801	3,173
Other Payables	6,939	4,760
Total Trade and other payables	407,874	277,160